Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

333-72042    HV4899 - PremierSolutions New Jersey Institutions of Higher Education
_____________________________
Supplement dated November 28, 2023 to your Prospectus dated May 1, 2023
This Supplement dated November 28, 2023 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Current Expenses for the AB Sustainable Global Thematic Fund - Advisor Class, American Century Equity Income Fund - Class A and American Century Small Company Fund - Class A shown in the Appendix A - Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
Also effective immediately, the Fund Type for the Oakmark Equity and Income Fund - Investor Class is changed as shown below.
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Global Large-Stock Growth	AB Sustainable Global Thematic Fund - Advisor Class Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	-26.99%	7.96%	10.64%
US Fund Large Value	American Century Equity Income Fund - Class A (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: American Century Investment Management Inc Subadviser: N/A	0.91%	-3.38%	6.03%	9.25%
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.11%	-21.56%	2.31%	7.58%
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-61-HV4899